Financial instruments (Details 2) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Expected dividends paid per common share	CAD 0	CAD 0
Expected volatility in the price of common shares	42.00%	62.00%
Risk free interest rate	1.00%	1.00%
Warrant [Member]
Expected dividends paid per common share
Expected life in years			3 months 18 days
Expected volatility in the price of common shares			65.00%
Risk free interest rate			1.00%
Weighted average fair market value per US$ Warrant issued during the year